iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  21 .5%
AbbVie, Inc. ............................ 1,063,680 $ 237,211,277
Alnylam Pharmaceuticals, Inc.
(a)
............... 76,143 25,740,903
Amgen, Inc. ............................ 322,942 110,407,411
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 64,225 1,450,200
Biogen, Inc.
(a)
........................... 87,652 15,767,718
BioMarin Pharmaceutical, Inc.
(a)
............... 114,389 6,467,554
Caris Life Sciences, Inc.
(a)
................... 13,344 309,047
Exact Sciences Corp.
(a)
..................... 111,902 11,452,051
Exelixis, Inc.
(a)
........................... 158,581 6,558,910
Gilead Sciences, Inc. ...................... 747,760 106,144,532
Halozyme Therapeutics, Inc.
(a)
................ 69,612 4,991,877
Incyte Corp.
(a)
........................... 96,248 9,631,537
Insmed, Inc.
(a)
........................... 125,801 19,734,403
Ionis Pharmaceuticals, Inc.
(a)
................. 94,877 7,843,482
Moderna, Inc.
(a)
.......................... 214,974 9,473,904
Natera, Inc.
(a)
........................... 77,895 18,004,650
Neurocrine Biosciences, Inc.
(a)
................ 58,122 7,908,079
Regeneron Pharmaceuticals, Inc. .............. 60,927 45,174,324
Revolution Medicines, Inc.
(a)
.................. 104,144 10,096,761
Roivant Sciences Ltd.
(a)
..................... 233,507 5,048,421
Sarepta Therapeutics, Inc.
(a) (b)
................ 56,260 1,144,328
Summit Therapeutics, Inc.
(a) (b)
................. 69,869 1,011,703
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 55,286 1,330,734
United Therapeutics Corp.
(a)
.................. 25,438 11,942,887
Vertex Pharmaceuticals, Inc.
(a)
................ 154,407 72,555,849
Viking Therapeutics, Inc.
(a) (b)
.................. 65,213 1,893,786
749,296,328
a
Health Care Equipment & Supplies  —  20 .6%
Abbott Laboratories ....................... 1,039,670 113,635,931
Align Technology, Inc.
(a)
..................... 41,200 6,716,836
Baxter International, Inc. .................... 307,808 6,177,707
Becton Dickinson & Co. .................... 171,781 34,953,998
Boston Scientific Corp.
(a)
.................... 886,266 82,892,459
Cooper Companies, Inc. (The)
(a)
............... 119,535 9,727,758
DENTSPLY SIRONA, Inc. ................... 120,193 1,498,807
Dexcom, Inc.
(a)
.......................... 234,674 17,140,589
Edwards Lifesciences Corp.
(a)
................ 345,716 28,127,454
Envista Holdings Corp.
(a)
.................... 97,739 2,293,934
GE HealthCare Technologies, Inc. ............. 274,592 21,684,530
Globus Medical, Inc. , Class A
(a)
............... 67,193 6,093,061
Hologic, Inc.
(a)
........................... 134,059 10,045,041
IDEXX Laboratories, Inc.
(a)
................... 47,838 32,073,466
Inspire Medical Systems, Inc.
(a)
............... 16,241 1,230,743
Insulet Corp.
(a)
........................... 42,120 10,774,717
Intuitive Surgical, Inc.
(a)
..................... 211,939 106,863,883
Masimo Corp.
(a)
.......................... 26,949 3,700,906
Medtronic PLC .......................... 769,975 79,276,626
Penumbra, Inc.
(a)
......................... 22,490 8,055,243
ResMed, Inc. ........................... 87,574 22,621,240
Solventum Corp.
(a)
........................ 88,871 6,840,401
STERIS PLC ............................ 58,934 15,476,068
Stryker Corp. ........................... 206,668 76,376,226
Teleflex, Inc. ............................ 26,486 2,764,344
Zimmer Biomet Holdings, Inc. ................ 118,805 10,344,351
717,386,319
a
Health Care Providers & Services  —  12 .0%
Acadia Healthcare Co., Inc.
(a) (b)
................ 54,113 727,279
Cardinal Health, Inc. ....................... 143,337 30,800,255
Centene Corp.
(a)
......................... 294,369 12,752,065
Chemed Corp. ........................... 8,334 3,559,785
Cigna Group (The) ........................ 158,193 43,362,283
Security Shares Value
a
Health Care Providers & Services (continued)
DaVita, Inc.
(a)
............................ 21,068 $ 2,303,575
Elevance Health, Inc. ...................... 133,469 46,145,572
Encompass Health Corp. ................... 59,848 5,657,431
HCA Healthcare, Inc. ...................... 97,317 47,516,972
Henry Schein, Inc.
(a)
....................... 62,785 4,739,012
Humana, Inc. ........................... 72,430 14,138,336
Labcorp Holdings, Inc. ..................... 50,140 13,614,013
Molina Healthcare, Inc.
(a)
.................... 30,526 5,482,164
Quest Diagnostics, Inc. ..................... 66,964 12,524,277
Tenet Healthcare Corp.
(a)
.................... 52,339 9,906,726
UnitedHealth Group, Inc. .................... 546,366 156,768,796
Universal Health Services, Inc. , Class B ......... 32,139 6,468,295
416,466,836
a
Health Care Technology  —  0 .6%
Certara, Inc.
(a)
........................... 72,952 641,248
Doximity, Inc. , Class A
(a)
.................... 80,001 2,997,637
Veeva Systems, Inc. , Class A
(a)
............... 88,544 18,055,893
21,694,778
a
Life Sciences Tools & Services  —  10 .1%
Agilent Technologies, Inc. ................... 171,219 22,917,663
Avantor, Inc.
(a)
........................... 395,202 4,315,606
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 11,201 3,289,734
Bio-Techne Corp. ......................... 92,669 5,939,156
Bruker Corp. ............................ 61,843 2,739,027
Charles River Laboratories International, Inc.
(a)
..... 29,337 6,174,852
Danaher Corp. .......................... 378,070 82,755,742
Illumina, Inc.
(a)
........................... 92,173 13,347,572
IQVIA Holdings, Inc.
(a)
...................... 101,499 23,359,995
Medpace Holdings, Inc.
(a)
................... 13,415 7,813,969
QIAGEN N.V.
(b)
.......................... 121,691 6,531,156
Repligen Corp.
(a) (b)
........................ 31,744 4,741,601
Revvity, Inc. ............................ 69,632 7,575,962
Sotera Health Co.
(a)
....................... 122,651 2,222,436
Tempus AI, Inc. , Class A
(a) (b)
.................. 57,588 3,444,914
Thermo Fisher Scientific, Inc. ................. 226,743 131,195,767
Waters Corp.
(a) (b)
......................... 35,766 13,259,172
West Pharmaceutical Services, Inc. ............ 42,944 9,925,217
351,549,541
a
Pharmaceuticals  —  35 .0%
Bristol-Myers Squibb Co. .................... 1,223,627 67,360,666
Corcept Therapeutics, Inc.
(a)
................. 56,188 2,240,216
Elanco Animal Health, Inc.
(a)
.................. 295,679 7,119,950
Eli Lilly & Co. ........................... 481,015 498,884,707
Jazz Pharmaceuticals PLC
(a)
................. 34,935 5,746,458
Johnson & Johnson ....................... 1,444,877 328,348,298
Merck & Co., Inc. ......................... 1,512,829 166,819,654
Organon & Co. .......................... 157,346 1,343,735
Perrigo Co. PLC ......................... 81,263 1,154,747
Pfizer, Inc. ............................. 3,410,985 90,186,444
Royalty Pharma PLC , Class A ................ 233,351 9,726,070
Viatris, Inc. ............................. 692,698 9,067,417
Zoetis, Inc. , Class A ....................... 268,000 33,451,760
1,221,450,122
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,438,815,816 ) ............................... 3,477,843,924

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 10,848,332 $ 10,853,756
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 2,708,441 2,708,441
a
Total Short-Term Securities — 0.4%
(Cost: $ 13,548,906 ) ................................. 13,562,197
Total Investments — 100.2%
(Cost: $ 3,452,364,722 ) ............................... 3,491,406,121
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (6,574,978)
Net Assets — 100.0% ................................. $ 3,484,831,143
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 26,992,119  $ —  $ (16,143,331)
(a)
$ 8,624  $ (3,656) $ 10,853,756  10,848,332  $ 63,364
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,262,468  —  (1,554,027)
(a)
—  —  2,708,441  2,708,441  110,324  —
$ —  $ 8,624  $ (3,656)
$ 13,562,197
$ 173,688  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 43 03/20/26 $ 6,743 $ (79,176)

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,477,843,924  $ —  $ —  $ 3,477,843,924
Short-Term Securities
Money Market Funds ...................................... 13,562,197  —  —  13,562,197
$ 3,491,406,121  $ —  $ —  $ 3,491,406,121
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (79,176) $ —  $ —  $ (79,176)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)